Movement in Restructuring Provisions incl. Resource Rationalizations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning provision			$ 12,490
Total provision recognized	$ 12,490	$ 7,753	12,490	$ 7,753	$ 7,800		$ 8,800
Utilized			(490)
Foreign exchange			0
Closing provision	12,000		12,000		12,490
Resource Rationalizations
Restructuring Reserve [Roll Forward]
Beginning provision			317	1,791	1,791
Total provision recognized						$ 8,159
Utilized			(310)		(1,474)	(6,305)
Foreign exchange						(63)
Closing provision	7		7		317	1,791
Workforce Reduction
Restructuring Reserve [Roll Forward]
Beginning provision			9,684
Utilized			(490)
Foreign exchange			0
Closing provision	9,194		9,194		9,684
Workforce Reduction | Resource Rationalizations
Restructuring Reserve [Roll Forward]
Beginning provision			0	393	393
Total provision recognized						6,190
Utilized			0		(393)	(5,734)
Foreign exchange						(63)
Closing provision	0		0		0	393
Onerous Lease
Restructuring Reserve [Roll Forward]
Beginning provision			2,806
Utilized			0
Foreign exchange			0
Closing provision	2,806		2,806		2,806
Onerous Lease | Resource Rationalizations
Restructuring Reserve [Roll Forward]
Beginning provision			317	$ 1,398	1,398
Total provision recognized						1,969
Utilized			(310)		(1,081)	(571)
Foreign exchange						0
Closing provision	$ 7		$ 7		$ 317	$ 1,398